Cover	Oct. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 11, 2023
Entity File Number	000-56569
Entity Registrant Name	RAPID LINE INC.
Entity Central Index Key	0001910975
Entity Tax Identification Number	98-1646802
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	Gieldowa 4A
Entity Address, City or Town	Warsaw
Entity Address, Country	PL
Entity Address, Postal Zip Code	01-211
Country Region	48
City Area Code	222
Local Phone Number	196622
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true